FINANCIAL INSTRUMENTS AND RELATED RISKS (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about financial instruments [abstract]
Disclosure of liquidity risk [Table Text Block]
Balance, as at March 31, 2026	< 1 year	1-2 years	> 2 years
	$	$	$
Accounts payable and accrued liabilities	3,371,737	-	-
Lease liability	316,400	-	-
Convertible debentures	-	-	1,751,314

Balance, as at March 31, 2025	< 1 year	1-2 years	> 2 years
	$	$	$
Accounts payable and accrued liabilities	2,966,264	-	-
Lease liability	171,990	161,737	-
Debt	346,747	-	-